SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued employees’ social insurance	$ 297,335	$ 327,735	$ 364,870
Accrued payroll and commission	302,118	179,183	105,844
Accrued rent expense	109,957	29,000
Construction payable	106,095	111,807
Accrued professional fees	175,107	50,840	16,927
Deposit	11,644	12,239
Other payables	49,656	41,596	26,598
Total	$ 1,051,912	$ 752,400	$ 514,239